Condensed consolidated statement of comprehensive income - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Condensed consolidated statement of comprehensive income
Profit for the period		£ 2,500	£ 1,117	[1]
Items that do not qualify for reclassification
- contributions in preparation for ring-fencing (1)	[1],[2]		(2,000)
- other movements		(68)
(Loss)/profit on fair value of credit in financial liabilities designated at FVTPL due to own credit risk		(96)	95	[1]
Fair value through other comprehensive income (FVOCI) financial assets		38	3	[1]
Tax		26	500	[1]
Total - Items that do not qualify for reclassification		(100)	(1,402)	[1]
Items that do qualify for reclassification
Fair value through other comprehensive income (FVOCI) financial assets		(12)	199	[1]
Cash flow hedges		402	(521)	[1]
Currency translation		(241)	18	[1]
Tax		(122)	97	[1]
Total - Items that do qualify for reclassification		27	(207)	[1]
Other comprehensive loss after tax		(73)	(1,609)	[1]
Total comprehensive income/(loss) for the period		2,427	(492)	[1]
Attributable to:
Ordinary shareholders		1,950	(708)	[1]
Preference shareholders		20	74	[1]
Paid-in equity holders		182	171	[1]
Non-controlling interests		275	(29)	[1]
Total comprehensive income/(loss) for the period		£ 2,427	£ (492)	[1]

[1]	Restated. Refer to Note 2 for further details.
[2]	On 17 April 2018, RBS agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NatWest Markets Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NatWest Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. In Q1 2019, NatWest Markets Plc paid a contribution of £53 million to the new NatWest Markets section relating to the non-ring fenced bank.